Offerings	Oct. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) one ordinary share, par value $0.0001 per share, and (ii) one-half of one redeemable Warrant entitling the holder to purchase one whole ordinary share, par value $0.0001 per share
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	Note 1.a Includes securities that may be purchased by the underwriters pursuant to their over-allotment option. Note 1.b Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of securities of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, included in the Units
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a and 1.b.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable Warrants included in the Units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a and 1.b.